Condensed consolidated statements of operations - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Sales (including 4,096 and 4,234 of sales to related parties for the six months ended, June 30, 2019 and June 30, 2018, respectively)	$ 38,467	$ 39,184
Cost of sales (including depreciation and impairment of 2,596 and 1,509 and purchases from related parties of 578 and 518 for the six months ended June 30, 2019 and June 30, 2018, respectively)	36,664	33,921
Gross margin	1,803	5,263
Selling, general and administrative expenses	1,192	1,333
Operating income	611	3,930
Income from investments in associates, joint ventures and other investments	302	242
Financing costs - net (note 8 and note 9)	(719)	(887)
Income before taxes	194	3,285
Income tax expense (note 7)	(149)	(184)
Net income (including non-controlling interests)	45	3,101
Net (loss) income attributable to:
Equity holders of the parent	(33)	3,057
Non-controlling interests	$ 78	$ 44
(Loss) earnings per common share
Basic (in USD per share)	$ (0.03)	$ 3.01
Diluted (in USD per share)	$ (0.03)	$ 2.99
Weighted average common shares outstanding
Basic (in shares)	1,013	1,016
Diluted (in shares)	1,013	1,021